Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances			£ 26.9	£ 25.6		£ 40.9
Goodwill impairment			47.7	183.9	[1]	27.1	[1]
Investment write-downs			7.5	2.0		91.7
Restructuring and transformation costs			153.5	265.5		56.8
Gains on disposal of investments and subsidiaries			40.4	237.9		98.7
Litigation settlement			£ 16.8
Lease Term			15 years
Gain on sale of freehold property in New York			£ 7.9
Proceeds from sale of freehold property			159.0
Impairment charge on intangible assets			26.5	89.1		6.0
Investor day in december two thousand and eighteen restructuring and transformation plan [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	£ 212.3
Restructuring and transformation costs in relation to the continuing restructuring plan			121.1
Transformation costs			32.4
Costs arising from a structural assessment of operations [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		£ 53.2	116.3	179.7		33.7
Transformation cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs			37.2	85.8
IT services and infrastructure cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs						12.8
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs						53.1
Litigation settlement			16.8
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries			28.6	185.3
Asatsu-DK Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries						92.3
VMLY&R [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment				148.0
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			£ 47.7	£ 183.9		£ 27.1

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.